Capital structure and financial items - Financial risks - Foreign exchange sensitivity analysis (Details) - Foreign exchange risk - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percent decrease that would impact results (in percentage)	5.00%
USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on operating profit	kr (3,180)	kr (2,350)
CNY
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on operating profit	(500)	(360)
JPY
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on operating profit	(240)	(230)
CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on operating profit	(320)	(200)
GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on operating profit	(160)	(120)
Effect if immediate 5% increase in foreign exchange rates of all other currencies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Income statement	(37)	(113)
Other comprehensive income	3,431	2,677
Total	3,394	2,564
Effect if immediate 5% increase in foreign exchange rates of USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Income statement	150	87
Other comprehensive income	2,923	2,218
Total	kr 3,073	kr 2,305